Summary of Significant Accounting Principles - Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2014
Building
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful lives	40 years
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful lives	12 years